Concentrations - Schedule of Trade Receivable (Details) - Trade receivables [member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of major customers [line items]
Company account receivable	$ 2,839,267	$ 3,568,409
Percentage account receivable	57.40%	60.30%
Company A [Member]
Disclosure of major customers [line items]
Company account receivable	$ 796,476	$ 1,083,721
Percentage account receivable	16.10%	18.30%
Company B [Member]
Disclosure of major customers [line items]
Company account receivable	$ 792,340	$ 1,301,680
Percentage account receivable	16.00%	22.00%
Company C [Member]
Disclosure of major customers [line items]
Company account receivable	$ 652,121	$ 502,807
Percentage account receivable	13.20%	8.50%
Company D [Member]
Disclosure of major customers [line items]
Company account receivable	$ 598,330	$ 680,201
Percentage account receivable	12.10%	11.50%